Bonds Payable (Tables)	12 Months Ended
Dec. 31, 2019
Text Block 1 [Abstract]
Summary of Subordinated Bonds

Issue date	Maturity date	Interest rate p.a.	As at 31 December 2019 RMB million	As at 31 December 2018 RMB million
22 March 2019	22 March 2029	4.28%	35,000	—

Total			35,000	—